Salient features - Other financial information (Details) R in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2019 ZAR (R) employee	Dec. 31, 2018 ZAR (R)	Jun. 30, 2019 ZAR (R) employee	Dec. 31, 2018 USD ($) employee	Dec. 31, 2018 ZAR (R) employee
Other financial information
Total debt (including bank overdraft)	R 155,610		R 138,636		R 131,578
interest-bearing debt	155,546		137,691		130,800
non-interest-bearing debt	64		945		R 778
Finance expense capitalised	R 1,974	R 3,440	R 6,942
Effective tax rate	40.70%	24.10%	34.20%
Number of employees | employee	31,363		31,429	31,430	31,430
Difference between effective corporate tax rate and South African corporate income tax rate	12.70%
South Africa
Other financial information
Applicable tax rate	28.00%
Subsidiaries and joint operations
Other financial information
Total capital commitments	R 49,394		R 60,095		R 71,248
authorised and contracted	217,047		212,848		187,515
authorised, not yet contracted	37,827		43,097		53,163
less expenditure to date	(205,480)		(195,850)		(169,430)
Subsidiaries and joint operations | Originally presented
Other financial information
Total capital commitments					58,640
Subsidiaries and joint operations | Increase due to review of forecast
Other financial information
Total capital commitments				$ 878	12,608
Equity accounted investments
Other financial information
Total capital commitments	1,957		1,283		1,018
authorised and contracted	641		715		618
authorised, not yet contracted	1,912		1,100		620
less expenditure to date	R (596)		R (532)		R (220)